Financial Instruments	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments
Fair Value Measurements
For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Item 18 - Financial Statements: Note 14 to the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019.
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		June 30, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash, cash equivalents and restricted cash	Level 1	176,110	176,110	95,332	95,332
Derivative instruments (note 8)
Interest rate swap agreements (1)	Level 2	(1,038)	(1,038)	659	659
Forward freight agreements (1)	Level 2	(165)	(165)	(86)	(86)

Non-recurring:
Operating lease right-of-use assets (note 7)	Level 2	10,758	10,758

Other:
Short-term debt (note 5)	Level 2	(10,000)	(9,991)	(50,000)	(50,000)
Advances to equity-accounted for joint venture	(2)	6,430	(2)	9,930	(2)
Long-term debt, including current portion (note 6)	Level 2	(312,938)	(314,792)	(559,679)	(558,657)
Obligations related to finance leases, including current portion (note 7)	Level 2	(402,519)	(465,028)	(414,788)	(442,648)
Assets held for sale (note 15)	Level 2	—	—	37,240	37,240

(1)
The fair value of the Company’s interest rate swap agreements and FFAs at June 30, 2020 and December 31, 2019 exclude accrued interest income and expenses which are recorded in accounts receivable and accrued liabilities, respectively, on the unaudited consolidated balance sheets.

(2)
The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests as at June 30, 2020 and December 31, 2019 were not determinable.

(3)
As at June 30, 2020, $12.8 million relating to the sale of assets (note 15) was reflected in accounts receivable on the unaudited consolidated balance sheet. The estimated fair value approximated the carrying value at June 30, 2020.